CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Cash Flows from Operating Activities
Net income (loss)	$ 779,218	$ (103,039)	$ (1,507,571)	$ (875,007)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	871,239	0	23,680	0
Depreciation and amortization			183,180	0
Changes in assets and liabilities:
Stock-based compensation			945,206	343,522
Accounts receivable	(573,263)	0	0	0
In advances to suppliers	3,582,465	0	0	0
Inventories	(3,112,432)	0	0	0
Other receivables and current assets	(176,203)	0	0	0
Accounts payable	10,006	0	20,890	0
Wages payable	56,876	0	191,977	0
Interest payable	14,335	0	0	0
Deferred revenue	1,799,020	0	0	0
Taxes payable	1,236,654	0	0	0
Accrued expenses and other payable	(3,801,019)	16,020	0	0
Net cash provided by (used in) operating activities	686,896	(87,019)	(471,808)	(508,322)
Cash Flows from Investing Activities
Acquisition of copyrights and intangible assets	(2,414,308)	0	0	0
Proceeds from sale of ownership interest in subsidiary	3,214,837	0	0	0
Purchase of equipment			(111,779)	0
Net cash provided by investing activities	800,529	0	(78,466)	0
Cash Flows from Financing Activities
(Decrease) increase in due to related parties	(1,348,333)	79,522
Cash acquired from business acquisition			33,313	0
Decrease in short-term debt	(16,910)	0	0	0
Net cash provided by (used in) financing activities	(1,365,243)	79,522	506,476	60,918
Effect of exchange rate changes on cash and cash equivalents	(82,556)	0	77,801	413,501
(Decrease) increase in due to related parties			391,797	30,918
Net decrease in cash and cash equivalents	39,626	(7,497)	34,003	(33,903)
Decrease in short-term debt	16,910	0	0	0
Cash and Cash Equivalents
Proceeds from issuance of ordinary shares			114,679	30,000
Beginning	51,551	17,548	17,548	51,451
Ending	91,177	10,051	51,551	17,548
Cash paid during the year for:
Interest expenses	2,202	0	0	0
Income taxes	$ 0	$ 0	0	0
Noncash Financing and Investment Activities:
Issuance of common stock for equity acquisition			0	0
Issuance of common stock for subscription receivables			$ 0	$ 0